VIA EDGAR

            May 4, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attention:  File Desk

Re:
Merrill Lynch Life Insurance Company
Merrill Lynch Life Variable Life Separate Account II
Modified Single Premium Variable Life Insurance Policy
(Prime Plan V- File No. 33-43058; 811-06227)

Dear Sir or Madam:

On behalf of Merrill Lynch Life Insurance Company and Merrill Lynch Life Variable Life Separate Account II (the “Account”), we are filing a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933.  In this regard, we certify that the form of Prospectus and Statement of Additional Information for certain deferred variable life policies offered by Merrill through the Account otherwise required to be filed under paragraph (c) of Rule 497 would not have differed from the form of Prospectus and Statement of Additional Information contained in the Form N-6 Registration Statement for the Account (the “Registration Statement”). The Registration Statement was filed electronically with the Securities and Exchange Commission on April 29, 2010 via EDGAR.

Please do not hesitate to contact Art Woods, Esq. at 727-299-1830, or me at (727) 299-1747, if you have any questions or concerns regarding this filing.

          Sincerely,

                     /s/ Gayle A. Morden
                    Gayle A. Morden
                     Manager, Registered Products and Distribution

cc:  Art Woods, Esq.
       Mary Jane Wilson-Bilik, Esq.
Priscilla Hechler